1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Profit Sharing Plan (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Profit Sharing Plan

Profit Sharing Plan

The Company sponsors a defined contribution retirement plan through a Section 401(k) profit sharing plan. Employees may contribute up to 15% of their pre-tax compensation. Participants are eligible for matching Company contributions up to 3% of eligible compensation dependent on the level of voluntary contributions. Company matching contributions totaled approximately $15,000, $25,000 and $55,000 for the years ended March 31, 2018, 2017 and 2016, respectively.